Employee costs and share plans for employees, AstraZeneca Restricted Share Plan (Details) - AstraZeneca Restricted Share Plan EquityInstruments in Thousands	1 Months Ended														12 Months Ended
	Nov. 30, 2019 GBP (£) EquityInstruments	Aug. 31, 2019 GBP (£) EquityInstruments	May 31, 2019 GBP (£) EquityInstruments	Mar. 31, 2019 GBP (£) EquityInstruments	Nov. 30, 2018 GBP (£) EquityInstruments	Aug. 31, 2018 GBP (£) EquityInstruments	May 31, 2018 GBP (£) EquityInstruments	Mar. 31, 2018 GBP (£) EquityInstruments	Nov. 30, 2017 GBP (£) EquityInstruments	Sep. 30, 2017 GBP (£) EquityInstruments	Aug. 31, 2017 GBP (£) EquityInstruments	May 31, 2017 GBP (£) EquityInstruments	Mar. 31, 2017 GBP (£) EquityInstruments	Feb. 28, 2017 GBP (£) EquityInstruments	Dec. 31, 2019 employee multiple	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)
Share plans
Number of shares awarded | EquityInstruments	105	56	25	95	38	37	45	148	23	31	26	8	134	205
Weighted average fair value	£ 73.26	£ 72.80	£ 58.35	£ 62.87	£ 63.00	£ 59.64	£ 53.01	£ 48.53	£ 49.42	£ 47.65	£ 44.68	£ 52.14	£ 48.80	£ 42.93		$ 94.84	$ 88.56	$ 75.54	$ 84.00	$ 82.86	$ 76.92	$ 72.84	$ 69.24	$ 66.24	$ 65.60	$ 58.22	$ 68.40	$ 61.76	$ 55.50
Number of times plan used to make awards in specified year | multiple															4
Number of employees granted awards | employee															87